                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   December 31, 2004
                                               -------------------


Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: 1270 Avenue of the Americas, 4th Floor
         New York, New York 10020


Form 13F File Number: 28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Klarman
Title: Chief Financial Officer
Phone: (212) 332-2250

Signature, Place, and Date of Signing:

    /s/ MICHAEL KLARMAN        New York, NY          FEBRUARY 1, 2005
    -------------------        ------------          ----------------
       [Signature]             [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              56
                                               -------------

Form 13F Information Table Value Total:        $
                                               -------------
                                                (thousands)




List of Other Included Managers:

None

     FORM 13F INFORMATION TABLE - HIGHLINE CAPITAL MANAGEMENT LLC (12/31/04)

              COLUMN 1                  COLUMN 2                         COLUMN 3        COLUMN 4           COLUMN 5

                                        TITLE OF                                          VALUE         SHRS OR PRN
NAME OF ISSUER                          CLASS                            CUSIP           (X1000)        AMOUNT
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
ALERIS INTERNATIONAL INCCMN             Common Stock        ars          014477103           120              7,100
-----------------------------------------------------------        ------------------------------------------------------
ARGOSY GAMING COCMN                     Common Stock        agy          040228108         3,503             75,000
-----------------------------------------------------------        ------------------------------------------------------
ARIAD PHARMACEUTICALS INCCMN            Common Stock        aria         04033A100         7,430          1,000,000
-----------------------------------------------------------        ------------------------------------------------------
ASHLAND INCCMN                          Common Stock        ash          044204105        23,778            407,300
-----------------------------------------------------------        ------------------------------------------------------
ATI TECHNOLOGIES INCCMN                 Common Stock        atyt         001941103         3,808            196,380
-----------------------------------------------------------        ------------------------------------------------------
AZTAR CORPORATIONCMN                    Common Stock        azr          054802103         6,286            180,000
-----------------------------------------------------------        ------------------------------------------------------
BALL CORPORATIONCMN                     Common Stock        bll          058498106        13,194            300,000
-----------------------------------------------------------        ------------------------------------------------------
BEA SYSTEMS INCCOMMON STOCK             Common Stock        beas         073325102         4,430            500,000
-----------------------------------------------------------        ------------------------------------------------------
BUCYRUS INTERNATIONAL INCCMN C          Common Stock        bucy         118759109        13,354            328,600
-----------------------------------------------------------        ------------------------------------------------------
CANADIAN PACIFIC RAILWAY LTDCM          Common Stock        cp           13645T100         6,366            185,000
-----------------------------------------------------------        ------------------------------------------------------
CAREMARK RX INCCMN                      Common Stock        cmx          141705103        12,125            307,500
-----------------------------------------------------------        ------------------------------------------------------
CHATTEM INCCMN                          Common Stock        chtt         162456107         3,310            100,000
-----------------------------------------------------------        ------------------------------------------------------
COOPER COMPANIES INC (NEW)CMN           Common Stock        coo          216648402        10,589            150,000
-----------------------------------------------------------        ------------------------------------------------------
CORAUTUS GENETICS, INC. CMN             Common Stock        vegf         218139202         1,430            265,806
-----------------------------------------------------------        ------------------------------------------------------
DADE BEHRING HOLDINGS INCCMN            Common Stock        dade         23342J206        14,868            265,500
-----------------------------------------------------------        ------------------------------------------------------
DEL MONTE FOODS COMPANYCMN              Common Stock        dlm          24522P103         3,967            360,000
-----------------------------------------------------------        ------------------------------------------------------
DREAMWORKS ANIMATION, INC.CMN           Common Stock        dwa          26153C103         3,376             90,000
-----------------------------------------------------------        ------------------------------------------------------
ELIZABETH ARDEN INCCMN                  Common Stock        rden         28660G106         3,665            154,400
-----------------------------------------------------------        ------------------------------------------------------
FINISH LINE INC CL-ACMN CLASS           Common Stock        finl         317923100         2,562            140,000
-----------------------------------------------------------        ------------------------------------------------------
FREESCALE SEMICONDUCTOR, INC.C          Common Stock        fsl          35687M107         6,510            365,300
-----------------------------------------------------------        ------------------------------------------------------
GEMSTAR-TV GUIDE INTERNATIONAL          Common Stock        gmst         36866W106         2,960            500,000
-----------------------------------------------------------        ------------------------------------------------------
GREAT WOLF RESORTS, INC.CMN             Common Stock        wolf         391523107         1,899             85,000
-----------------------------------------------------------        ------------------------------------------------------
HARRAHS ENTMT INCCMN                    Common Stock        het          413619107        18,863            282,000
-----------------------------------------------------------        ------------------------------------------------------
HILTON HOTELS CORPCMN                   Common Stock        hlt          432848109        10,460            460,000
-----------------------------------------------------------        ------------------------------------------------------
HOSPIRA, INC.CMN                        Common Stock        hsp          441060100        12,563            375,000
-----------------------------------------------------------        ------------------------------------------------------
INTERSTATE BAKERIES CORPCMN             Common Stock        ibciq        46072H108         4,179            653,000
-----------------------------------------------------------        ------------------------------------------------------
IPSCO INCCMN                            Common Stock        ips          462622101        33,895            709,100
-----------------------------------------------------------        ------------------------------------------------------
KERZNER INTERNATIONAL LTDCMN            Common Stock        kzl          P6065Y107        14,274            237,700
-----------------------------------------------------------        ------------------------------------------------------
LIBERTY MEDIA CORP NEWCMN SERI          Common Stock        l            530719103         8,949            815,000
-----------------------------------------------------------        ------------------------------------------------------
MARSH & MCLENNAN CO INCCMN              Common Stock        mmc          571748102         2,632             80,000
-----------------------------------------------------------        ------------------------------------------------------
MARVEL ENTERPRISES INCCMN               Common Stock        mvl          57383M108        10,035            490,000
-----------------------------------------------------------        ------------------------------------------------------
MERIDIAN RESOURCE CORPCMN               Common Stock        tmr          58977Q109         3,999            661,000
-----------------------------------------------------------        ------------------------------------------------------
MGM MIRAGECMN                           Common Stock        mgg          552953101         5,456             75,000
-----------------------------------------------------------        ------------------------------------------------------
MUELLER INDUSTRIES INCCMN               Common Stock        mli          624756102         7,406            230,000
-----------------------------------------------------------        ------------------------------------------------------
NALCO HOLDING COMPANYCMN                Common Stock        nlc          62985Q101         4,880            250,000
-----------------------------------------------------------        ------------------------------------------------------
NEW FRONTIER MEDIA INCCMN               Common Stock        noof         644398109         2,589            326,940
-----------------------------------------------------------        ------------------------------------------------------
NEWS CORPORATION, INC.CMN CLAS          Common Stock        nws/a        652487703         7,796            417,800
-----------------------------------------------------------        ------------------------------------------------------
NEXTEL COMMUNICATIONS CL ACMN           Common Stock        nxtl         65332V103        13,505            450,000
-----------------------------------------------------------        ------------------------------------------------------
NII HOLDINGS, INC.CMN CLASS B           Common Stock        nihd         62913F201         8,138            171,500
-----------------------------------------------------------        ------------------------------------------------------
OWENS-ILLINOIS INCCMN                   Common Stock        oi           690768403        19,932            880,000
-----------------------------------------------------------        ------------------------------------------------------
READER'S DIGEST ASSOC., INC.CM          Common Stock        rda          755267101         5,478            393,800
-----------------------------------------------------------        ------------------------------------------------------
RELIANT ENERGY, INC.CMN                 Common Stock        rri          75952B105         6,825            500,000
-----------------------------------------------------------        ------------------------------------------------------
ROYAL CARIBBEAN CRUISES LTDISI          Common Stock        rcl          V7780T103        16,332            300,000
-----------------------------------------------------------        ------------------------------------------------------
SANDERSON FARMS INCCMN                  Common Stock        safm         800013104         4,328            100,000
-----------------------------------------------------------        ------------------------------------------------------
SCIENTIFIC GAMES CORPORATIONCM          Common Stock        sgms         80874P109        11,992            503,000
-----------------------------------------------------------        ------------------------------------------------------
SHIRE PHARMACEUTICALS GROUPADR          Common Stock        shpgy        82481R106         6,422            201,000
-----------------------------------------------------------        ------------------------------------------------------
SIEBEL SYSTEMS INCCMN                   Common Stock        sebl         826170102         5,612            535,000
-----------------------------------------------------------        ------------------------------------------------------
SPRINT CORP-FONCMN                      Common Stock        fon          852061100        20,750            835,000
-----------------------------------------------------------        ------------------------------------------------------
TIME WARNER INC.CMN                     Common Stock        twx          887319101         8,072            415,000
-----------------------------------------------------------        ------------------------------------------------------
TYCO INTERNATIONAL LTD.CMN              Common Stock        tyc          902124106         7,148            200,000
-----------------------------------------------------------        ------------------------------------------------------
TYSON FOODS INC CL-ACMN CLASS           Common Stock        tsn          902494103         2,962            161,000
-----------------------------------------------------------        ------------------------------------------------------
UNILEVER NV CVA NLG1.12CMN  SE          Common Stock        una na       904784709         5,016             75,000
-----------------------------------------------------------        ------------------------------------------------------
UNILEVER PLC ORDGBP0.014                Common Stock        ulvr l       904767704         1,107            113,000
-----------------------------------------------------------        ------------------------------------------------------
VERITAS SOFTWARE CORPORATIONCM          Common Stock        vrts         923436109         6,995            245,000
-----------------------------------------------------------        ------------------------------------------------------
WALTER INDS INC (NEW)CMN                Common Stock        wlt          93317Q105         6,746            200,000
-----------------------------------------------------------        ------------------------------------------------------
WELLPOINT INCCMN                        Common Stock        wlp          94973H108         8,625             75,000
-----------------------------------------------------------        ------------------------------------------------------


              COLUMN 1                     COLUMN 5           COLUMN 6         COLUMN 7               COLUMN 8

                                        SH/       PUT/       INVESTMENT        OTHER             VOTING AUTHORITY
NAME OF ISSUER                          PRN       CALL       DISCRETION        MANAGERS        SOLE    SHARED    NONE
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
ALERIS INTERNATIONAL INCCMN             SH         NA            SOLE             N/A           7,100
-------------------------------------------------------------------------------------------------------------------------
ARGOSY GAMING COCMN                     SH         NA            SOLE             N/A          75,000
-------------------------------------------------------------------------------------------------------------------------
ARIAD PHARMACEUTICALS INCCMN            SH         NA            SOLE             N/A       1,000,000
-------------------------------------------------------------------------------------------------------------------------
ASHLAND INCCMN                          SH         NA            SOLE             N/A         407,300
-------------------------------------------------------------------------------------------------------------------------
ATI TECHNOLOGIES INCCMN                 SH         NA            SOLE             N/A         196,380
-------------------------------------------------------------------------------------------------------------------------
AZTAR CORPORATIONCMN                    SH         NA            SOLE             N/A         180,000
-------------------------------------------------------------------------------------------------------------------------
BALL CORPORATIONCMN                     SH         NA            SOLE             N/A         300,000
-------------------------------------------------------------------------------------------------------------------------
BEA SYSTEMS INCCOMMON STOCK             SH         NA            SOLE             N/A         500,000
-------------------------------------------------------------------------------------------------------------------------
BUCYRUS INTERNATIONAL INCCMN C          SH         NA            SOLE             N/A         328,600
-------------------------------------------------------------------------------------------------------------------------
CANADIAN PACIFIC RAILWAY LTDCM          SH         NA            SOLE             N/A         185,000
-------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INCCMN                      SH         NA            SOLE             N/A         307,500
-------------------------------------------------------------------------------------------------------------------------
CHATTEM INCCMN                          SH         NA            SOLE             N/A         100,000
-------------------------------------------------------------------------------------------------------------------------
COOPER COMPANIES INC (NEW)CMN           SH         NA            SOLE             N/A         150,000
-------------------------------------------------------------------------------------------------------------------------
CORAUTUS GENETICS, INC. CMN             SH         NA            SOLE             N/A         265,806
-------------------------------------------------------------------------------------------------------------------------
DADE BEHRING HOLDINGS INCCMN            SH         NA            SOLE             N/A         265,500
-------------------------------------------------------------------------------------------------------------------------
DEL MONTE FOODS COMPANYCMN              SH         NA            SOLE             N/A         360,000
-------------------------------------------------------------------------------------------------------------------------
DREAMWORKS ANIMATION, INC.CMN           SH         NA            SOLE             N/A          90,000
-------------------------------------------------------------------------------------------------------------------------
ELIZABETH ARDEN INCCMN                  SH         NA            SOLE             N/A         154,400
-------------------------------------------------------------------------------------------------------------------------
FINISH LINE INC CL-ACMN CLASS           SH         NA            SOLE             N/A         140,000
-------------------------------------------------------------------------------------------------------------------------
FREESCALE SEMICONDUCTOR, INC.C          SH         NA            SOLE             N/A         365,300
-------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE INTERNATIONAL          SH         NA            SOLE             N/A         500,000
-------------------------------------------------------------------------------------------------------------------------
GREAT WOLF RESORTS, INC.CMN             SH         NA            SOLE             N/A          85,000
-------------------------------------------------------------------------------------------------------------------------
HARRAHS ENTMT INCCMN                    SH         NA            SOLE             N/A         282,000
-------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORPCMN                   SH         NA            SOLE             N/A         460,000
-------------------------------------------------------------------------------------------------------------------------
HOSPIRA, INC.CMN                        SH         NA            SOLE             N/A         375,000
-------------------------------------------------------------------------------------------------------------------------
INTERSTATE BAKERIES CORPCMN             SH         NA            SOLE             N/A         653,000
-------------------------------------------------------------------------------------------------------------------------
IPSCO INCCMN                            SH         NA            SOLE             N/A         709,100
-------------------------------------------------------------------------------------------------------------------------
KERZNER INTERNATIONAL LTDCMN            SH         NA            SOLE             N/A         237,700
-------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEWCMN SERI          SH         NA            SOLE             N/A         815,000
-------------------------------------------------------------------------------------------------------------------------
MARSH & MCLENNAN CO INCCMN              SH         NA            SOLE             N/A          80,000
-------------------------------------------------------------------------------------------------------------------------
MARVEL ENTERPRISES INCCMN               SH         NA            SOLE             N/A         490,000
-------------------------------------------------------------------------------------------------------------------------
MERIDIAN RESOURCE CORPCMN               SH         NA            SOLE             N/A         661,000
-------------------------------------------------------------------------------------------------------------------------
MGM MIRAGECMN                           SH         NA            SOLE             N/A          75,000
-------------------------------------------------------------------------------------------------------------------------
MUELLER INDUSTRIES INCCMN               SH         NA            SOLE             N/A         230,000
-------------------------------------------------------------------------------------------------------------------------
NALCO HOLDING COMPANYCMN                SH         NA            SOLE             N/A         250,000
-------------------------------------------------------------------------------------------------------------------------
NEW FRONTIER MEDIA INCCMN               SH         NA            SOLE             N/A         326,940
-------------------------------------------------------------------------------------------------------------------------
NEWS CORPORATION, INC.CMN CLAS          SH         NA            SOLE             N/A         417,800
-------------------------------------------------------------------------------------------------------------------------
NEXTEL COMMUNICATIONS CL ACMN           SH         NA            SOLE             N/A         450,000
-------------------------------------------------------------------------------------------------------------------------
NII HOLDINGS, INC.CMN CLASS B           SH         NA            SOLE             N/A         171,500
-------------------------------------------------------------------------------------------------------------------------
OWENS-ILLINOIS INCCMN                   SH         NA            SOLE             N/A         880,000
-------------------------------------------------------------------------------------------------------------------------
READER'S DIGEST ASSOC., INC.CM          SH         NA            SOLE             N/A         393,800
-------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY, INC.CMN                 SH         NA            SOLE             N/A         500,000
-------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN CRUISES LTDISI          SH         NA            SOLE             N/A         300,000
-------------------------------------------------------------------------------------------------------------------------
SANDERSON FARMS INCCMN                  SH         NA            SOLE             N/A         100,000
-------------------------------------------------------------------------------------------------------------------------
SCIENTIFIC GAMES CORPORATIONCM          SH         NA            SOLE             N/A         503,000
-------------------------------------------------------------------------------------------------------------------------
SHIRE PHARMACEUTICALS GROUPADR          SH         NA            SOLE             N/A         201,000
-------------------------------------------------------------------------------------------------------------------------
SIEBEL SYSTEMS INCCMN                   SH         NA            SOLE             N/A         535,000
-------------------------------------------------------------------------------------------------------------------------
SPRINT CORP-FONCMN                      SH         NA            SOLE             N/A         835,000
-------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC.CMN                     SH         NA            SOLE             N/A         415,000
-------------------------------------------------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD.CMN              SH         NA            SOLE             N/A         200,000
-------------------------------------------------------------------------------------------------------------------------
TYSON FOODS INC CL-ACMN CLASS           SH         NA            SOLE             N/A         161,000
-------------------------------------------------------------------------------------------------------------------------
UNILEVER NV CVA NLG1.12CMN  SE          SH         NA            SOLE             N/A          75,000
-------------------------------------------------------------------------------------------------------------------------
UNILEVER PLC ORDGBP0.014                SH         NA            SOLE             N/A         113,000
-------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE CORPORATIONCM          SH         NA            SOLE             N/A         245,000
-------------------------------------------------------------------------------------------------------------------------
WALTER INDS INC (NEW)CMN                SH         NA            SOLE             N/A         200,000
-------------------------------------------------------------------------------------------------------------------------
WELLPOINT INCCMN                        SH         NA            SOLE             N/A          75,000
-------------------------------------------------------------------------------------------------------------------------